Note 11 - Goodwill (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Goodwill [Table Text Block]
	Southern China	Eastern China	Northern China	Western China	Hong Kong	Total

Balance as of December 31, 2010	$2,400,576	$8,892,249	$387,242	-	$1,269,520	$12,949,587
Impairment	(2,507,499)	(9,284,338)	(403,561)	-	(1,267,826)	(13,463,224)
Exchange difference	106,923	392,089	16,319	-	(1,694)	513,637

Balance as of December 31, 2011	-	-	-	-	-	-
Acquisition (Note 3)	-	-	-	3,033,068	-	3,033,068
Exchange difference	-	-	-	16,213	-	16,213

Balance as of December 31, 2012	-	-	-	$3,049,281	-	$3,049,281